Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
9.	Related Party Transactions

CMA CGM is presented as a related party as it was, until the merger referred to in note 1, the parent company of Global Ship Lease, Inc. and at December 31, 2015 is a significant shareholder of the Company, owning Class A and Class B common shares representing a 44.43% voting interest in the Company.

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2015	December 31, 2014

Amounts due to CMA CGM companies presented within current liabilities	$1,878	$2,366

Amounts due from CMA CGM companies presented within current assets	$2,124	$1,183

The current account balances at December 31, 2015 and December 31, 2014 relate to amounts payable to or recoverable from CMA CGM group companies. The majority of the Company’s charter arrangements are with CMA CGM and one of its subsidiaries provides the Company with ship management services on the majority of its vessels.

CMA CGM held all of the Series A Preferred Shares of the Company until they were fully redeemed, at a discount, pursuant to a Share Repurchase Agreement on August 22, 2014 (see note 11). Due to the redemption there were no dividends on these preferred shares for the year ended December 31, 2015 (2014: $653, 2013: $1,037). Dividends on these preferred shares are included within interest expense.

Time Charter Agreements

The majority of the Company’s time charter arrangements are with CMA CGM. Under these time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. The charters are for remaining periods as at December 31, 2015 of between 2.00 and 10.00 years (see note 2(a)). Of the $790,724 maximum contracted future charter hire receivable for the fleet set out in note 10, $701,162 relates to the 15 vessels that were chartered to CMA CGM as at December 31, 2015. Revenues generated from charters to CMA CGM are summarized as follows:

	Year ended December 31,
	2015	2014	2013

Revenue generated from charters to CMA CGM	$133,351	$133,426	$143,212

Ship Management Agreement

At December 31, 2015, the Company outsourced day to day technical management of 13 of its vessels to CMA Ships Limited (“CMA Ships”), a wholly owned subsidiary of CMA CGM. The Company pays CMA Ships an annual management fee of $123 per vessel (2014: $123, 2013: $114) and reimburses costs incurred by CMA Ships on its behalf, mainly being for the provision of crew, lubricating oils and routine maintenance. Such reimbursement is subject to a cap per day per vessel, depending on the vessel. The impact of the cap is determined annually on a vessel by vessel basis for so long as the initial charters remain in place; no claims have been made under the cap agreement. Ship management fees expensed for the year ended December 31, 2015 amounted to $1,866 (2014: $2,091, 2013: $1,938).

Except for transactions with CMA CGM companies, the Company did not enter into any other related party transactions.